Investment (Tables)	12 Months Ended
Dec. 31, 2023
Investment [Abstract]
Schedule of Investment	At December 31, 2023 and 2022, investment consisted of the following:
	December 31,	December 31,
	2023	2022
Investment in associate	$	$
Hainan Free Flow Transportation Technology Co., Ltd.	-	126,923
Nanjing Antong Air Emergency Data Co., Ltd.	148,014	148,014
Nanjing Weida Electronic Technology Co., Ltd.	151,986	151,986
Beijing Wave Function	4,769,459	-
Yunnan Wave Function	3,165,196	-
Da Tong	616,717	-
	8,851,372	426,923
Less: impairment
Nanjing Antong Air Emergency Data Co., Ltd.	(148,014)	-
Nanjing Weida Electronic Technology Co., Ltd.	(151,986)	-
Beijing Wave Function	(4,163,024)	-
Yunnan Wave Function	(3,064,201)	-
Da Tong	(616,717)	-
	(8,143,942)	-
	$707,430	$426,923